Interests in associates (Details) - CHF (SFr)		3 Months Ended		6 Months Ended		27 Months Ended
	Apr. 02, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
General information
Beginning of the period				SFr 3,847,796
Share of the net loss for the period of Neurosterix's Group		SFr (1,101,534)	SFr (1,231,845)	(2,330,789)	SFr (2,079,296)
End of period		1,517,007		1,517,007		SFr 1,517,007
Neurosterix US Holdings LLC
General information
Percentage of equity interest received	20.00%
Neurosterix Group
General information
Beginning of the period		2,618,541	6,239,691	3,847,796	7,087,142
Share of the net loss for the period of Neurosterix's Group		(1,101,534)	(1,231,845)	(2,330,789)	(2,079,296)
End of period	SFr 9,430,000	SFr 1,517,007	SFr 5,007,846	SFr 1,517,007	SFr 5,007,846	1,517,007
Increase (decrease) in investments in associates						SFr (7,900,000)